Note B - Securities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Proceeds from Sale of Debt Securities, Available-for-sale	$ 0	$ 0	$ 0
Other than Temporary Impairment Losses, Investments, Total	0	0
Collateral Pledged [Member]
Debt Securities, Available-for-sale, Restricted	$ 78,418	$ 79,443